Sprott ETF Trust

Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF

Incorporated herein by reference is the definitive version of the supplement for Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 15, 2019 (SEC Accession No. 0001193125-19-222590).